Document And Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	To update document.
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	AMERICAN BIO MEDICA CORP
Entity Central Index Key	0000896747
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Incorporation State Country Code	NY